Retained Earnings and Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2018
Retained Earnings and Accumulated Other Comprehensive Income
Schedule of retained earnings

			Unappropriated		Net Income for		Retained
	Legal Reserve		Earnings		the Year		Earnings
Balance at January 1, 2017	Ps.	2,139,007	Ps.	64,535,256	Ps.	3,721,406	Ps.	70,395,669
Appropriation of net income relating to 2016		—		3,721,406		(3,721,406)		—
Dividends paid relating to 2016		—		(1,084,192)		—		(1,084,192)
Sale of repurchased shares		—		(320,654)		—		(320,654)
Share-based compensation		—		1,468,337		—		1,468,337
Net income for the year 2017		—		—		4,524,496		4,524,496
Balance at December 31, 2017		2,139,007		68,320,153		4,524,496		74,983,656
Appropriation of net income relating to 2017		—		4,524,496		(4,524,496)		—
Cumulative adjustment for adoption of IFRS 9-Expected credit losses (see Note 27)		—		(167,028)		—		(167,028)
Cumulative adjustment for adoption of IFRS 9-New classification of financial instruments (see Note 27)		—		(827,932)		—		(827,932)
Cumulative adjustment for adoption of IFRS 15 (see Note 27)		—		1,599,452		—		1,599,452
Acquisition of non-controlling interests		—		(183,041)		—		(183,041)
Dividends paid relating to 2017		—		(1,068,868)		—		(1,068,868)
Share cancellation		—		(2,694,201)		—		(2,694,201)
Sale of repurchased shares		—		(446,542)		—		(446,542)
Share-based compensation		—		1,305,999		—		1,305,999
Net income for the year 2018		—		—		6,009,414		6,009,414
Balance at December 31, 2018	Ps.	2,139,007	Ps.	70,362,488	Ps.	6,009,414	Ps.	78,510,909

Schedule of accumulated other comprehensive income

									Exchange		Remeasurement		Derivative		Share of
							Warrants		Differences on		of Post-		Financial		Income (Loss)
			Other				Exercisable for		Translating		Employment		Instruments		of Associates
	Open Ended		Equity		Other Financial		Common Stock		Foreign		Benefit		Cash Flow		and Joint
Changes	Fund		Instruments		Assets		of UHI		Operations		Obligations		Hedges		Ventures		Income Tax		Total
Accumulated at January 1, 2016	Ps.	2,774,362	Ps.	—	Ps.	—	Ps.	3,303,182	Ps.	603,168	Ps.	(126,845)	Ps.	(218,949)	Ps.	311,229	Ps.	(1,388,593)	Ps.	5,257,554
Changes in other comprehensive income		(32,379)		—		—		(3,635,399)		660,181		(254,949)		789,208		(42,832)		1,220,400		(1,295,770)
Accumulated at December 31, 2016		2,741,983		—		—		(332,217)		1,263,349		(381,794)		570,259		268,397		(168,193)		3,961,784
Changes in other comprehensive income		1,008,675		—		—		(280,447)		387,698		(283,945)		231,758		(60,340)		(366,036)		637,363
Accumulated at December 31, 2017		3,750,658		—		—		(612,664)		1,651,047		(665,739)		802,017		208,057		(534,229)		4,599,147
Cumulative adjustment for adoption of IFRS 9-New classification of financial instruments (see Note 27)		—		1,182,760		—		—		—		—		—		—		(354,828)		827,932
Changes in other comprehensive income		215,957		603,766		(111)		(1,347,698)		(836,740)		(98,096)		174,532		(47,313)		336,111		(999,592)
Accumulated at December 31, 2018	Ps.	3,966,615	Ps.	1,786,526	Ps.	(111)	Ps.	(1,960,362)	Ps.	814,307	Ps.	(763,835)	Ps.	976,549	Ps.	160,744	Ps.	(552,946)	Ps.	4,427,487